Subsequent Events	12 Months Ended
Sep. 30, 2018
Subsequent Events [Abstract]
Subsequent Events

NOTE 23 – SUBSEQUENT EVENTS

GBL Divestiture

On November 15, 2018, subsequent to the year ended September 30, 2018, the Company entered into an amended acquisition agreement (the “GBL Amended Acquisition Agreement”) to address a proposed remedy submitted by Energizer to the European Commission, which provided for conditional approval from the commission provided the Varta® consumer battery, chargers, portable power and portable lighting business in the EMEA region be divested by Energizer subsequent to the GBL acquisition, including manufacturing and distribution facilities in Germany.  Approval from the commission was received on December 11, 2018.  The GBL Amended Acquisition Agreement provides for a purchase price adjustment that is contingent upon the completion of the divestiture by Energizer, including a potential downward adjustment equal to 75% of the difference between the divestiture sale price and the target sale price of $600 million, not to exceed $200 million; or a potential upward adjustment equal to 25% of the excess purchase price. Energizer has advised SBH that it anticipates that it will complete the divestiture in the 2019 fiscal year.  SBH’s divestiture of the GBL business to Energizer closed on January 2, 2019.  See Note 3 – Divestitures for further detail.

HPC Divestiture

On November 15, 2018, subsequent to the year ended September 30, 2018, the Company announced a strategic decision to cease marketing the HPC Division as held for sale, which was recognized as a component of discontinued operations.  As of September 30, 2018, HPC met the criteria for recognition of assets held for sale in accordance with ASC 360 as the Company was actively marketing and was in active discussions with third parties for the potential sale of the HPC business. Due to the subsequent change in plan, the Company has updated its consolidated financial statements to reflect the net assets as held for use and its operations as a component of continuing operations for all periods presented.  See Note 3 – Divestitures for further detail.

GAC Divestiture

On November 15, 2018, subsequent to the year ended September 30, 2018, the Company entered into a definitive Acquisition Agreement (the “GAC Acquisition Agreement”) with Energizer who will acquire from the Company its GAC business for an aggregate purchase price of $1.25 billion, consisting of $937.5 million in cash, plus stock consideration of 5.3 million shares of Energizer common stock with an approximate value of $312.5 million, subject to working capital and other typical closing adjustments.  The GAC Acquisition Agreement provides that Energizer will purchase the equity of certain subsidiaries and acquire certain assets and assume certain liabilities of other subsidiaries used or held for the purpose of the GAC business.  As of September 30, 2018, GAC did not meet the criteria for recognition of assets held for sale in accordance with ASC 360.  The consolidated financial statements have been updated to reflect the net assets of GAC as held for sale and discontinued operations in all periods presented.  See Note 3 – Divestitures for further detail.  During the three month period ended December 30, 2018, subsequent to September 30, 2018, the Company recognized a write-down of the GAC net assets of $107.2 million attributable to the remeasurement of net assets to fair value, less cost of sale, when the operations met the recognition criteria as held for sale.